SHARE-BASED COMPENSATION (Details 1)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Sharebased Compensation Details 1Abstract
Stock options outstanding, beginning | shares	13,865,193	11,799,650
Stock options granted | shares	3,005,000	3,427,543
Stock option exercises | shares	(663,150)	0
Stock options expired | shares	(866,000)	(816,000)
Stock options forfeited | shares	(1,513,800)	(546,000)
Stock options outstanding, ending | shares	13,827,243	13,865,193
Stock options exercisable, ending | shares	9,747,721	7,439,950
Stock options outstanding, weighted average exercise price, beginning | $ / shares	$ 0.83	$ 0.94
Weighted average exercise price, stock options granted | $ / shares	0.67	0.61
Weighted average exercise price, stock options exercised | $ / shares	0.61	0.00
Weighted average exercise price, stock options expired | $ / shares	1.81	1.30
Weighted average exercise price, stock options forfeited | $ / shares	0.79	0.90
Stock options outstanding, weighted average exercise price, ending | $ / shares	0.75	0.83
Stock options exercisable, weighted average exercise price, ending | $ / shares	$ 0.80	$ 0.93